Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Schedule Representing Cash and Cash Equivalents

	2019 £m	2018 £m

Cash and bank balances	2,256	2,069

Cash equivalents	270	533

	2,526	2,602

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies

Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2019 £m	2018 £m

Functional currency	2,199	2,144

US dollar	127	158

Euro	64	174

Other currencies	136	126

	2,526	2,602

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest

In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2019 £m	2018 £m

Cash and cash equivalents as above	2,526	2,602

Less overdrafts and accrued interest	(491)	(274)

Net cash and cash equivalents	2,035	2,328